STATEMENT OF CHANGES IN STOCKHOLDERS' DEFICIT - USD ($)		Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance at July 14, 2021 (inception) at Jul. 13, 2021
Beginning balance, shares at Jul. 13, 2021
Common shares issued to initial stockholders		$ 690	24,310		25,000
Common shares issued to initial stockholders, shares		6,900,000
Issuance of Representative Shares, shares		$ 240,000
Net loss				(549)	(549)
Ending balance, value at Sep. 30, 2021		$ 714	25,156	(549)	25,321
Ending balance, shares at Sep. 30, 2021		7,140,000
Balance at July 14, 2021 (inception) at Jul. 13, 2021
Beginning balance, shares at Jul. 13, 2021
Common shares issued to initial stockholders	[1],[2]	$ 690	24,310		25,000
Common shares issued to initial stockholders, shares		6,900,000
Issuance of Representative Shares	[1]	$ 24	846		870
Issuance of Representative Shares, shares		240,000
Sale of private placement units		$ 117	11,709,883		11,710,000
Sale of private placement units, shares		1,171,000
Initial classification of warrants included in the units sold in the Initial Public Offering			12,834,000		12,834,000
Common stock Accretion to redemption value			(24,569,039)	(8,065,487)	(32,634,526)
Net loss				(138,439)	(138,439)
Ending balance, value at Dec. 31, 2021		$ 831		(8,203,926)	(8,203,095)
Ending balance, shares at Dec. 31, 2021		8,311,000
Net loss				416,180	416,180
Ending balance, value at Sep. 30, 2022		$ 831		(9,030,248)	(9,029,417)
Ending balance, shares at Sep. 30, 2022		8,311,000
Balance at July 14, 2021 (inception) at Jun. 30, 2022		$ 831		(8,794,605)	(8,793,774)
Beginning balance, shares at Jun. 30, 2022		8,311,000
Net loss				851,629	851,629
Ending balance, value at Sep. 30, 2022		$ 831		$ (9,030,248)	$ (9,029,417)
Ending balance, shares at Sep. 30, 2022		8,311,000

[1]	On November 22, 2021, the Company effected a stock dividend of 0.2 shares for each outstanding, resulting in 6,900,000 founders shares and 240,000 representative shares, totaling 7,140,000 shares issued and outstanding (Note 7).
[2]	This number includes an aggregate of 900,000 shares of common stock subject to forfeiture by the initial stockholder to the extent that the underwriters’ over-allotment option is not exercised in full (Note 7). The underwriters fully exercised their over-allotment option on November 29, 2021; as a result, 900,000 shares were no longer subject to forfeiture.